EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	7,569,526	Unlimited	6,811,620

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as of January 1, 2021	3,976,576

Common Shares issued as a result of Warrants and Compensation options exercised	63,378
Common Shares issued as a result of options exercises	51,735
Purchase of treasury common shares	(10,165)
Common Shares issued related secondary transaction and business combinations	2,730,096

Balance as of December 31, 2021	6,811,620

Common Shares issued as a result of options exercises	21,736
Common shares issued in settlement of purchase consideration of business combination	126,006
Issuance of treasury common shares	10,165
Issuance of Common Shares	599,999

Balance as of December 31, 2022	7,569,526

Disclosure of detailed information about options, valuation assumptions [Table Text Block]

Year ended December 31,
	2022	2021

Exercise price (in CAD)	$2.3-$27.3	$45-$101.2
Dividend yield (%)	-	-
Expected life of share options (Years)	4-5	3-4
Volatility (%)	77.04-107.03	80.61-83.68
Annual risk-free rate (%)	1.43-3.85	0.52-0.77
Share price (in CAD)	$2.3-$27.3	$45-$345.5

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	544,325	39.1

Options granted during the year	32,503	10.85
Options exercised during the year	(22,705)	16
Options forfeited during the year	(34,953)	49.9

Options outstanding at the end of year	519,170	$37.6

Options exercisable at the end of year	360,769	$36.95

* Includes 1,873 Options exercised under cashless mechanism to 904 Common shares.

	Year ended December 31, 2021
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	315,487	22

Options granted during the year	296,427	62
Options exercised during the year	(51,735)	24.3
Options forfeited during the year	(15,854)	40.8

Options outstanding at the end of year	544,325	$39.1

Options exercisable at the end of year	188,848	$20

Disclosure of restricted share units [Table Text Block]
Number of RSU

Outstanding at the beginning of the year	55,000

Granted during the year	-

Outstanding at the end of the year	55,000

Exercisable at the end of year	41,243